Fair Value Of Financial Instruments - Fair Value Upon Hierarchy (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Restricted cash	$ 8,340	$ 24,962
Due to related parties, long-term	7,169	5,144
Loans receivable from affiliates	6,102	2,660
Non Recurring | Total
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	61,288	82,835
Restricted cash	8,340	24,962
Ship mortgage notes and premium	703,085	622,963
Other long-term debt	580,270	544,448
Due to related parties, long-term	7,169	5,144
Loans receivable from affiliates	6,102	2,660
Non Recurring | Level I
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	61,288	82,835
Restricted cash	8,340	24,962
Ship mortgage notes and premium	703,085	622,963
Other long-term debt	0	0
Due to related parties, long-term	0	0
Loans receivable from affiliates	0	0
Non Recurring | Level II
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Ship mortgage notes and premium	0	0
Other long-term debt	580,270	544,448
Due to related parties, long-term	7,169	5,144
Loans receivable from affiliates	6,102	2,660
Non Recurring | Level III
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Ship mortgage notes and premium	0	0
Other long-term debt	0	0
Due to related parties, long-term	0	0
Loans receivable from affiliates	0	0
Recurring | Total
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivatives (included under "Prepaid expenses and other current assets")		3,446
Recurring | Level I
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivatives (included under "Prepaid expenses and other current assets")		0
Recurring | Level II
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivatives (included under "Prepaid expenses and other current assets")		3,446
Recurring | Level III
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivatives (included under "Prepaid expenses and other current assets")		$ 0